Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 21, 2022
Entity Registrant Name	GUARDIAN VARIABLE PRODUCTS TRUST
Entity Central Index Key	0001668512
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 21, 2022
Document Effective Date	Dec. 21, 2022
Prospectus Date	May 01, 2022